Long term financial assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Fair value transferred from level 3 to level 1	€ (7,693)	€ (242)	€ (632)
Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Fair value transferred from level 3 to level 1	11,200
Preferred Shares
Disclosure of financial assets [line items]
Fair value of shares		2,900
Decrease in fair value recognized in other comprehensive income	(2,900)
Common shares - Roivant Sciences Ltd [Member]
Disclosure of financial assets [line items]
Fair value of shares	12,300	€ 17,100
Decrease in fair value	€ 4,800